Equity-Accounted Investees - Summary Of Financial Position Of Wallbox (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Oct. 01, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of joint ventures [line items]
Property, plant and equipment	€ 57,878	€ 25,274		€ 5,422
Non-current financial assets	1,133	1,299
Total Non-Current Assets	166,429	91,122
Inventories	106,569	27,489
Trade and other financial receivables	39,827	23,757
Cash and cash equivalents	83,308	113,865		22,338	€ 6,448
Total Current Assets	255,171	251,491
Total Assets	421,984	342,613		81,844
Loans and borrowings (intercompany loan)	44,359	17,577	€ 154,680
Total Non-Current Liabilities	74,041	41,173
Total Current Liabilities	178,793	170,368
Total Liabilities	252,834	211,541		€ 69,610
Foreign currency translation reserve			€ 118
Joint ventures where entity is venturer [member] | Wallbox Fawsn [Member]
Disclosure of joint ventures [line items]
Property, plant and equipment	211	187
Non-current financial assets	81	144
Total Non-Current Assets	292	331
Inventories	724	674
Trade and other financial receivables	492	534
Advance payments	17	2
Cash and cash equivalents	186	198
Total Current Assets	1,419	1,408
Total Assets	1,711	1,739
Loans and borrowings (intercompany loan)	1,359	2,502
Total Non-Current Liabilities	1,359	2,502
Trade and other financial payables	943	1,021
Loans and borrowings (intercompany loan)	1,406	0
Total Current Liabilities	2,350	1,021
Total Liabilities	3,709	3,523
Foreign currency translation reserve	0	148
Net Assets (Liabilities)	€ (1,998)	€ (1,636)